Organization and Significant Accounting Policies - Additional Information (Details)				3 Months Ended		6 Months Ended	9 Months Ended
	Nov. 01, 2021 USD ($)	Jan. 01, 2021 Facility	Nov. 30, 2018 Facility	Sep. 30, 2021 USD ($) Facility	Jun. 30, 2021 USD ($) Facility	Jun. 30, 2021 USD ($) Facility Segment	Sep. 30, 2021 USD ($) Facility Employee Segment	Dec. 31, 2020 USD ($)	Jan. 01, 2019
Acquisition Policy
Number of facilities				24	24	24	24
Number of leased agreements executed, owned by company						10	10
Number of sublease agreements executed, leased by company		1		8	8	8	8
Number of assisted living facilities						2	2
Number of managed skilled nursing facilities		2				2	2
Number of managed Independent living facilities				1	1	1	1
Number of reporting segments | Segment						2	2
Number of facilities on behalf of third-party owners						3	3
Anticipated monthly rental receipts from tenants received				97.00%			97.00%
Minimum number of employees required under employer for mandatory vaccination | Employee							100
Maximum penalty for service contract nonperformance | $				$ 50,000	$ 50,000	$ 50,000	$ 50,000
Percentage of additional allowance for patient care receivables						1.50%	1.50%
Receivables, estimated allowance for uncollectible accounts | $				142,000	109,000	$ 109,000	$ 142,000	$ 1,381,000
Accounts receivable, net of allowance | $				1,936,000	1,593,000	1,593,000	1,936,000	2,100,000
Prepaid expenses and other | $				600,000	1,000,000.0	1,000,000.0	600,000	300,000
Other liabilities | $				$ 1,602,000	$ 1,519,000	$ 1,519,000	$ 1,602,000	1,365,000
Weighted average discount rate				7.98%	7.98%	7.98%	7.98%		7.98%
Intrinsic Value | $				$ 0	$ 0	$ 0	$ 0
Expected monthly rental receipts from tenants received					97.00%	97.00%
Number of subleased facilities			5
Stock options
Acquisition Policy
Weighted average contractual terms						3 years	2 years 9 months 18 days
Warrants
Acquisition Policy
Weighted average contractual terms						2 years 6 months	2 years 2 months 12 days
Subsequent Event
Acquisition Policy
Relief Fund Allocation CARES Act | $	$ 17,000,000,000
Relief Fund Allocation CARES Act | $	$ 8,500,000,000
Tara
Acquisition Policy
Number of licensed beds		134
Number of healthcare services facilities		1
Percentage of licensed patient beds		5.00%
Increase in Prepaid expenses and other | $						$ 700,000	$ 300,000
Number of subleased facilities		1
Powder Springs
Acquisition Policy
Number of licensed beds		208
Wellington Lease Termination
Acquisition Policy
Receivables, estimated allowance for uncollectible accounts | $				$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 1,400,000